Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Seligman Technology and Information Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class A
Trading Symbol	SLMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary sector, communications equipment and media industries contributed to the Fund’s results most during the annual period.
Allocations
| Allocations to technology hardware storage & peripherals, electronic equipment instruments & components, industrials, broadline retail and communications equipment all contributed to relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor chip manufacturer; eBay, Inc., an online retailer; F5, Inc., an application security and cloud management company; GoDaddy, Inc., an internet domain registry company; and Visa, Inc., a digital payment processor, all contributed to relative performance versus the benchmark.
Top Performance Detractors
Stock selection

I

Selections in the semiconductors & semiconductor equipment, software, technology hardware storage & peripherals and interactive media & services industries detracted from relative performance.
Allocations
| Underweight allocations to the software and IT services industries as well as an overweight allocation to the semiconductors & semiconductor equipment and financial services industries detracted from relative performance.
Individual holdings
| Fund positions in Teradyne, Inc., a semiconductor test equipment company; Meta Platforms, Inc., a multinational technology company; Synaptics, Inc., a neural network and computer to human interface company; Global Payments, Inc., a merchant payment processing company; and Lam Research Corp., a supplier of semiconductor manufacturing equipment, all detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.33	19.07	17.51
Class A (including sales charges)	0.22	17.67	16.81
S&P North American Technology Sector Index	16.50	18.91	19.97
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,975,092,985
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 108,081,392
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 12,975,092,985
Total number of portfolio holdings	64
Management services fees (represents 0.81% of Fund average net assets)	$ 108,081,392
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%

Columbia Seligman Technology and Information Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class C
Trading Symbol	SCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 196	1.91%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary sector, communications equipment and media industries contributed to the Fund’s results most during the annual period.
Allocations
| Allocations to technology hardware storage & peripherals, electronic equipment instruments & components, industrials, broadline retail and communications equipment all contributed to relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor chip manufacturer; eBay, Inc., an online retailer; F5, Inc., an application security and cloud management company; GoDaddy, Inc., an internet domain registry company; and Visa, Inc., a digital payment processor, all contributed to relative performance versus the benchmark.
Top Performance Detractors
Stock selection

I

Selections in the semiconductors & semiconductor equipment, software, technology hardware storage & peripherals and interactive media & services industries detracted from relative performance.
Allocations
| Underweight allocations to the software and IT services industries as well as an overweight allocation to the semiconductors & semiconductor equipment and financial services industries detracted from relative performance.
Individual holdings
| Fund positions in Teradyne, Inc., a semiconductor test equipment company; Meta Platforms, Inc., a multinational technology company; Synaptics, Inc., a neural network and computer to human interface company; Global Payments, Inc., a merchant payment processing company; and Lam Research Corp., a supplier of semiconductor manufacturing equipment, all detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	5.54	18.19	16.63
Class C (including sales charges)	4.76	18.19	16.63
S&P North American Technology Sector Index	16.50	18.91	19.97
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,975,092,985
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 108,081,392
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 12,975,092,985
Total number of portfolio holdings	64
Management services fees (represents 0.81% of Fund average net assets)	$ 108,081,392
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%

Columbia Seligman Technology and Information Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional Class
Trading Symbol	CCIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary sector, communications equipment and media industries contributed to the Fund’s results most during the annual period.
Allocations
| Allocations to technology hardware storage & peripherals, electronic equipment instruments & components, industrials, broadline retail and communications equipment all contributed to relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor chip manufacturer; eBay, Inc., an online retailer; F5, Inc., an application security and cloud management company; GoDaddy, Inc., an internet domain registry company; and Visa, Inc., a digital payment processor, all contributed to relative performance versus the benchmark.
Top Performance Detractors
Stock selection

I

Selections in the semiconductors & semiconductor equipment, software, technology hardware storage & peripherals and interactive media & services industries detracted from relative performance.
Allocations
| Underweight allocations to the software and IT services industries as well as an overweight allocation to the semiconductors & semiconductor equipment and financial services industries detracted from relative performance.
Individual holdings
| Fund positions in Teradyne, Inc., a semiconductor test equipment company; Meta Platforms, Inc., a multinational technology company; Synaptics, Inc., a neural network and computer to human interface company; Global Payments, Inc., a merchant payment processing company; and Lam Research Corp., a supplier of semiconductor manufacturing equipment, all detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.60	19.37	17.80
S&P North American Technology Sector Index	16.50	18.91	19.97
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,975,092,985
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 108,081,392
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 12,975,092,985
Total number of portfolio holdings	64
Management services fees (represents 0.81% of Fund average net assets)	$ 108,081,392
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%

Columbia Seligman Technology and Information Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 2 Class
Trading Symbol	SCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary sector, communications equipment and media industries contributed to the Fund’s results most during the annual period.
Allocations
| Allocations to technology hardware storage & peripherals, electronic equipment instruments & components, industrials, broadline retail and communications equipment all contributed to relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor chip manufacturer; eBay, Inc., an online retailer; F5, Inc., an application security and cloud management company; GoDaddy, Inc., an internet domain registry company; and Visa, Inc., a digital payment processor, all contributed to relative performance versus the benchmark.
Top Performance Detractors
Stock selection

I

Selections in the semiconductors & semiconductor equipment, software, technology hardware storage & peripherals and interactive media & services industries detracted from relative performance.
Allocations
| Underweight allocations to the software and IT services industries as well as an overweight allocation to the semiconductors & semiconductor equipment and financial services industries detracted from relative performance.
Individual holdings
| Fund positions in Teradyne, Inc., a semiconductor test equipment company; Meta Platforms, Inc., a multinational technology company; Synaptics, Inc., a neural network and computer to human interface company; Global Payments, Inc., a merchant payment processing company; and Lam Research Corp., a supplier of semiconductor manufacturing equipment, all detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	6.63	19.41	17.86
S&P North American Technology Sector Index	16.50	18.91	19.97
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent perfo rm ance information.
Net Assets	$ 12,975,092,985
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 108,081,392
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 12,975,092,985
Total number of portfolio holdings	64
Management services fees (represents 0.81% of Fund average net assets)	$ 108,081,392
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%

Columbia Seligman Technology and Information Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 3 Class
Trading Symbol	CCOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus .com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary sector, communications equipment and media industries contributed to the Fund’s results most during the annual period.
Allocations
| Allocations to technology hardware storage & peripherals, electronic equipment instruments & components, industrials, broadline retail and communications equipment all contributed to relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor chip manufacturer; eBay, Inc., an online retailer; F5, Inc., an application security and cloud management company; GoDaddy, Inc., an internet domain registry company; and Visa, Inc., a digital payment processor, all contributed to relative performance versus the benchmark.
Top Performance Detractors
Stock selection

I

Selections in the semiconductors & semiconductor equipment, software, technology hardware storage & peripherals and interactive media & services industries detracted from relative performance.
Allocations
| Underweight allocations to the software and IT services industries as well as an overweight allocation to the semiconductors & semiconductor equipment and financial services industries detracted from relative performance.
Individual holdings
| Fund positions in Teradyne, Inc., a semiconductor test equipment company; Meta Platforms, Inc., a multinational technology company; Synaptics, Inc., a neural network and computer to human interface company; Global Payments, Inc., a merchant payment processing company; and Lam Research Corp., a supplier of semiconductor manufacturing equipment, all detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	6.68	19.47	17.84
S&P North American Technology Sector Index	16.50	18.91	19.97
Russell 3000 ® Index	13.12	15.34	12.21
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,975,092,985
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 108,081,392
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net a sset s	$ 12,975,092,985
Total number of portfolio holdings	64
Management services fees (represents 0.81% of Fund average net assets)	$ 108,081,392
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the inve
stment m
akeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwis
e noted. The
Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%

Columbia Seligman Technology and Information Fund -Class R
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class R
Trading Symbol	SCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 145	1.41%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary sector, communications equipment and media industries contributed to the Fund’s results most during the annual period.
Allocations
| Allocations to technology hardware storage & peripherals, electronic equipment instruments & components, industrials, broadline retail and communications equipment all contributed to relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor chip manufacturer; eBay, Inc., an online retailer; F5, Inc., an application security and cloud management company; GoDaddy, Inc., an internet domain registry company; and Visa, Inc., a digital payment processor, all contributed to relative performance versus the benchmark.
Top Performance Detractors
Stock selection

I

Selections in the semiconductors & semiconductor equipment, software, technology hardware storage & peripherals and interactive media & services industries detracted from relative performance.
Allocations
| Underweight allocations to the software and IT services industries as well as an overweight allocation to the semiconductors & semiconductor equipment and financial services industries detracted from relative performance.
Individual holdings
| Fund positions in Teradyne, Inc., a semiconductor test equipment company; Meta Platforms, Inc., a multinational technology company; Synaptics, Inc., a neural network and computer to human interface company; Global Payments, Inc., a merchant payment processing company; and Lam Research Corp., a supplier of semiconductor manufacturing equipment, all detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	6.06	18.78	17.21
S&P North American Technology Sector Index	16.50	18.91	19.97
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,975,092,985
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 108,081,392
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 12,975,092,985
Total number of portfolio holdings	64
Management services fees (represents 0.81% of Fund average net assets)	$ 108,081,392
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fu
nd repre
sented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's po rtfolio co
mposition is subject to change.
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%

Columbia Seligman Technology and Information Fund -Class S
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class S
Trading Symbol	CCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of October 2, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 61 (a)	0.92% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 61	[1]
Expense Ratio, Percent	0.92%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary sector, communications equipment and media industries contributed to the Fund’s results most during the annual period.
Allocations
| Allocations to technology hardware storage & peripherals, electronic equipment instruments & components, industrials, broadline retail and communications equipment all contributed to relative performance.
Individual holdings
| Positions in Broadcom, Inc., a semiconductor chip manufacturer; eBay, Inc., an online retailer; F5, Inc., an application security and cloud management company; GoDaddy, Inc., an internet domain registry company; and Visa, Inc., a digital payment processor, all contributed to relative performance versus the benchmark.
Top Performance Detractors
Stock selection

I

Selections in the semiconductors & semiconductor equipment, software, technology hardware storage & peripherals and interactive media & services industries detracted from relative performance.
Allocations
| Underweight allocations to the software and IT services industries as well as an overweight allocation to the semiconductors & semiconductor equipment and financial services industries detracted from relative performance.
Individual holdings
| Fund positions in Teradyne, Inc., a semiconductor test equipment company; Meta Platforms, Inc., a multinational technology company; Synaptics, Inc., a neural network and computer to human interface company; Global Payments, Inc., a merchant payment processing company; and Lam Research Corp., a supplier of semiconductor manufacturing equipment, all detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	6.50	19.11	17.53
S&P North American Technology Sector Index	16.50	18.91	19.97
Russell 3000 ® Index	13.12	15.34	12.21
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,975,092,985
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 108,081,392
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 12,975,092,985
Total number of portfolio holdings	64
Management services fees (represents 0.81% of Fund average net assets)	$ 108,081,392
Portfolio turnover for the reporting period	33%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless ot herwise not
ed. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.8%
NVIDIA Corp.	5.8%
Lam Research Corp.	5.6%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.3%
Bloom Energy Corp., Class A	3.9%
Apple, Inc.	3.5%
Visa, Inc., Class A	3.3%
Applied Materials, Inc.	3.0%
Meta Platforms, Inc., Class A	2.8%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.